Principal Accounting Policies - Employee Social Security and Welfare Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal Accounting Policies
Employee social security and welfare benefits expenses	$ 42,944	$ 14,715	$ 13,091